General information, statement of compliance and basis of presentation	6 Months Ended
Jun. 30, 2024
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General information, statement of compliance and basis of presentation	General information, statement of compliance and basis of presentation
General principles

The unaudited interim condensed consolidated financial statements as of June 30, 2024 and for the six-month period ended June 30, 2024 were prepared under the supervision of the management of the Company and were submitted by the Executive Board to the review of the Supervisory Board.

All amounts in the unaudited interim condensed consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The preparation of the unaudited interim condensed consolidated financial statements in accordance with International Financial Reporting Standards (IFRS Accounting Standards) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. See Note 3.2 Use of judgement, estimates and assumptions.

The unaudited interim condensed consolidated financial statements of the Company have been prepared in compliance with IAS 34 – “Interim Financial Reporting”. As they are unaudited interim condensed financial statements, they do not contain all information required for the consolidated annual financial statements and should therefore be read in conjunction with the consolidated financial statements of the Company for the financial year ended December 31, 2023 as described below.

Seasonality of the Company’s activities

According to IAS 34 – “Interim Financial Reporting”, an entity whose business is highly seasonal should present financial information for the twelve months up to the end of the interim period and additional comparative information for the prior twelve-month period in the interim condensed consolidated financial statements in order to provide a better understanding and comparison of its interim financial statements.

As mentioned in Note 15 Revenue and other income, as most of the income from the Company is generated by ongoing contracts that primarily depend on performance obligations not correlated to seasonal trends, it is considered that the Company activities are not seasonal.

Therefore, the following unaudited interim condensed financial statements and corresponding notes will not include comparative information other than that mentioned in IAS 34.20.

Statement of compliance and basis of presentation

The unaudited interim condensed consolidated financial statements have been prepared in compliance with International Accounting Standards (IAS) 34 — Interim Financial Reporting, which provides for the presentation of selected explanatory notes. The accompanying notes do not contain all the disclosures required for annual financial statements and should therefore be read in conjunction with the Company’s financial statements prepared in accordance with IFRS ® Accounting Standards, referred to as IFRS as of and for the year ended December 31, 2023.

The accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2024 are identical to those used for the year ended December 31, 2023 except for the standards listed below that required adoption in 2024.

Application of New or Amended Standards and Interpretations

The following standards, interpretations and amendments to existing standards applicable for reporting periods beginning on or after January 1, 2024, were applied where necessary to the unaudited interim condensed consolidated financial statements for the six months ended June 30, 2024:

•Amendment to IFRS 16 – Leases on sale and leaseback policies.
•Amendment to IAS 1 – Non-current liabilities with covenants
•Amendment to IAS 7 and IFRS 7 - Supplier finance
•Amendments to IAS 21 - Lack of Exchangeability
The application of these standards and these amendments had no impact on the Company’s interim condensed consolidated financial statements.

Standards, interpretations and amendments to existing standards available for early adoption in reporting periods beginning on or after January 1, 2024

In first-half 2024, there were no new standards, interpretations or amendments to existing standards applicable to accounting periods starting on or after January 1, 2025 that the Group could have early adopted as from January 1, 2024.

Standards, interpretations and amendments to existing standards published but not yet applicable

The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable concern:

~~•~~Amendment to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments
~~•~~New Standard – IFRS 18 – Presentation and Disclosure in Financial Statements
•New standard – IFRS 19 Subsidiaries without Public Accountability: Disclosures

The Company is currently evaluating if the adoption of these amendments will have a material impact on our results of operations, financial position, or cash flows.

Going Concern

The Company has prepared its consolidated financial statements assuming that it will continue as a going concern.

Although the Company recognized cash inflows in the first half of 2024 directly related to the first development milestone ($20.0 million) in May 2024 related to clinical development progress in the clinical trial NANORAY-312, the Company’s ability to successfully transition to profitability will be dependent upon achieving a level of revenues adequate to support its cost structure, including obtaining development, regulatory and sales milestone payments as well as royalties in connection with our global licensing agreement with Janssen. Therefore, the Company cannot assure that it will ever be profitable or generate positive cash flow from operating activities.

Additionally, the Company may encounter unforeseen difficulties, complications, development delays and other unknown factors that require additional expenses.

The Company experienced net losses of €21.9 million in the six months ended June 30, 2024 and has accumulated losses of €336.5 million since inception (including this six months net loss). In the six months ended June 30, 2024, the Company generated negative cash flows of €8.9 million and has a total of €66.3 million cash and cash equivalents as of June 30, 2024.

Based upon these factors and the Company’s cash and cash equivalent balance at June, 30, 2024, the Company estimates that it will have sufficient liquidity to meet its obligations as they become due in the normal course of business for at least the next 12 months, from the date these financial statements are authorized for issuance. As such, Management has concluded there is no substantial doubt about the Company's ability to continue as a going concern.